Note G - Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Patents and patents pending	$287,248	$(91,337)	$195,911	$287,248	$(80,068)	$207,180

Total	$287,248	$(91,337)	$195,911	$287,248	$(80,068)	$207,180